Cover	Jun. 04, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2021
Entity File Number	001-39391
Entity Registrant Name	Deerfield Healthcare Technology Acquisitions Corp.
Entity Central Index Key	0001813914
Entity Tax Identification Number	85-0992224
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 NW 57 Court
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	786
Local Phone Number	360 -4768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Deerfield Healthcare Technology Acquisitions Corp.
Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CMAX
Security Exchange Name	NASDAQ
Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CMAXW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	780 Third Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017